Business Combinations and Private Placement - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details) - Edgewater	Mar. 31, 2019 CAD ($)
Disclosure Of Business Combinations [Line Items]
Issuance of 17,458,348 shares (note 11)	$ 78,364,000
Stock based payments	572,000
Total consideration transferred	$ 78,936,000